                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.       Name and address of issuer: Flag Investors Communications Fund, Inc.,
                                     One South Street, Baltimore, MD 21202

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.       Investment Company Act File Number:   811-3883
                                               --------
         Securities Act File Number:  2-87336
                                      -------

4(a).    Last day of fiscal year for which this Form is filed: December 31, 1998
                                                              -----------------

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)
                                       N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this
         Form.
                                       N/A

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year pursuant to section 24(f):        $344,017,968.00
                                                                ---------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:           $156,173,100.00
                                                                ---------------

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                     $29,951,071.24
                                                                 --------------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                -$186,124,171.24
                                                               ----------------

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:         $157,893,796.76
                                                                ---------------

         -----------------------------------------------------------------------
         (vi)     Redemption credits available for use in future

                  years -- if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:           $       (0.00)
                                                                  -------------
         -----------------------------------------------------------------------


         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                             x  .000278
                                                                     ----------

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):             =$43,894.48
                                                                    -----------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$     0.00
                                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$43,894.48
                                                                    -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 25, 1999
                  Method of Delivery:
                                            [X] Wire Transfer
                                            [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joseph A. Finelli
                           ----------------------------------------------------
                           Joseph A. Finelli, Treasurer
                           ----------------------------------------------------
                        *Please print the name and title of the signing officer
                         below the signature.

Date:  March 25, 1999
       --------------



                                            FLAG INVESTORS COMMUNICATIONS FUND, INC.

                                                           SCHEDULE A




                                         PROCEEDS                                                                     AGGREGATE
                     SHARES            FROM SALE OF               DRP                 DRP             SHARES         REDEMPTION
     CLASS*           SOLD                SHARES                SHARES               VALUE           REDEEMED          PRICE
Flag A              7,977,108         $210,746,973.00*        1,383,390         $37,846,228.00       4,236,213      $100,876,700.00

Flag B              3,461,232           86,906,479.00           162,054           4,455,460.00         421,723        10,210,390.00

Flag C                 96,807            2,839,788.00             1,030              29,394.00           1,875            54,186.00

Flag D                      0                    0.00            22,620             556,267.00       1,620,465        45,031,824.00

Institutional          23,201              622,784.00               521              14,595.00               0                 0.00
                   ----------         ---------------         ---------         --------------       ---------      ---------------
                   11,558,348         $301,116,024.00*        1,569,615         $42,901,944.00       6,280,276      $156,173,100.00

* Includes Front-end sales loads of $2,696,511.00 on Class A Shares.


            1998 AGGREGATE SALES                          1997 NET REDEMPTION                            1998 REDEMPTIONS
                                                             CARRY FORWARD
    13,127,963 shares @ $344,017,968.00            2,590,968 shares @ $29,951,071.24            6,280,276 shares @ $156,173,100.00



Computation of Fee: ($344,017,968.00  -  $186,124,171.24)  x  .000278 = $43,894.48